Investment in associates and joint ventures (Details Narrative) - CAD ($)	12 Months Ended
	Dec. 31, 2021	Dec. 31, 2022	Oct. 01, 2022
IfrsStatementLineItems [Line Items]
Shareholding interest with non voting rights	25.00%
Contributions cash		$ 323,078
C a [member]
IfrsStatementLineItems [Line Items]
Capital reserve			$ 323,078
Contributions cash		323,078
Afk [member]
IfrsStatementLineItems [Line Items]
Contributions cash		$ 125,000